Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Current Assets
Cash	$ 7,375,305	$ 396,579	$ 345,200
Accounts receivable, net of allowances of $306,975 and $138,580, respectively	12,254,098	2,210,881
Accounts receivable, net of allowances of $138,580 and $337,461, respectively		2,298,922	1,860,500
Due from banks		4,557,120	2,388,438
Accounts receivable related party - Stingray Group, Inc.	159,125	88,041
Accounts receivable related party - Winglight Pacific, Ltd			100,000
Insurance claim receivable			1,268,463
Inventories, net	11,126,298	5,490,255	7,601,277
Prepaid expenses and other current assets	284,206	221,071	252,473
Deferred financing costs	17,188	15,359	3,333
Total Current Assets	31,216,220	12,979,306	13,819,684
Property and equipment, net	580,922	674,153	771,349
Deferred tax assets	638,391	887,164	1,285,721
Operating Leases - right of use assets	1,488,258	2,074,115	573,874
Other non-current assets	136,885	147,173	150,509
Total Assets	34,060,676	16,761,911	16,601,137
Current Liabilities
Accounts payable	5,982,552	2,461,103	5,041,610
Accrued expenses	2,417,409	1,659,499	1,529,168
Due to related party - Starlight Consumer Electronics Co., Ltd.	14,400	14,400	14,400
Due to related party - Starlight Electronics Co., Ltd			372,300
Due to related party - Starlight R&D, Ltd.	48,650	48,650	115,016
Revolving line of credit - Iron Horse Credit	8,626,840	64,915
Customer deposits	9,520	139,064
Refunds due to customers	90,075	145,408	806,475
Reserve for sales returns	2,922,457	960,000	1,224,000
Current portion of finance leases	7,421	2,546	14,953
Current portion of installment notes	72,760	68,332	63,098
Current portion of note payable - Paycheck Protection Program		172,685
Current portion of operating lease liabilities	860,528	794,938	321,389
Current portion of related party subordinated note payable - Starlight Marketing Development, Ltd.	352,659	502,659
Total Current Liabilities	21,405,271	7,034,199	9,502,409
Finance leases, net of current portion	12,592		2,550
Installment notes, net of current portion	157,812	212,949	283,193
Note payable - Payroll Protection Program, net of current portion		271,215
Operating lease liabilities, net of current portion	685,304	1,334,010	322,263
Subordinated related party debt - Starlight Marketing Development, Ltd., net of current portion			802,659
Total Liabilities	22,260,979	8,852,373	10,913,074
Commitments and Contingencies
Shareholders’ Equity
Preferred stock, $1.00 par value; 1,000,000 shares authorized; no shares issued and outstanding
Common stock value	366,362	390,407	385,576
Additional paid-in capital	24,542,633	19,773,322	19,729,043
Accumulated deficit	(13,109,298)	(12,254,191)	(14,426,556)
Total Shareholders’ Equity	11,799,697	7,909,538	5,688,063
Total Liabilities and Shareholders’ Equity	34,060,676	16,761,911	16,601,137
Common Class A [Member]
Shareholders’ Equity
Common stock value
Common Class B [Member]
Shareholders’ Equity
Common stock value	$ 366,362	$ 390,407	$ 385,576